Pioneer High
Income Fund, Inc.

Schedule of Investments | June 30, 2021

Ticker Symbol: PHT

Schedule of Investments | June 30, 2021

Shares		Value
	UNAFFILIATED ISSUERS - 141.0%
	COMMON STOCKS - 1.3% of Net Assets
	Energy Equipment & Services - 0.9%
89,191(a)	FTS International, Inc.	$2,523,213
	Total Energy Equipment & Services	$2,523,213
	Oil, Gas & Consumable Fuels - 0.4%
21(a)	Amplify Energy Corp.	$ 85
802,650(a)	PetroQuest Energy, Inc.	341,126
12,271(a)	Summit Midstream Partners LP	372,793
7,997	Superior Energy Services, Inc.	253,905
	Total Oil, Gas & Consumable Fuels	$ 967,909
	Specialty Retail - 0.0%†
68,241^+	Targus Cayman SubCo, Ltd.	$ 104,409
	Total Specialty Retail	$ 104,409
	TOTAL COMMON STOCKS
	(Cost $3,827,469)	$3,595,531
	CONVERTIBLE PREFERRED STOCK - 0.9% of Net Assets
	Banks - 0.9%
1,600(b)	Wells Fargo & Co., 7.5%	$2,441,936
	Total Banks	$2,441,936
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $2,022,424)	$2,441,936
	PREFERRED STOCKS - 1.3% of Net Assets
	Banks - 0.1%
9,421(c)	GMAC Capital Trust I, 5.941% (3 Month USD LIBOR + 579 bps), 2/15/40	$ 238,445
	Total Banks	$ 238,445
	Diversified Financial Services - 1.2%
3,000(a)(b)(c)	Compeer Financial ACA, 6.75% (USD LIBOR + 458 bps) (144A)	$3,292,500
	Total Diversified Financial Services	$3,292,500
	Internet - 0.0%†
129,055	MYT Holding LLC	$ 131,959
	Total Internet	$ 131,959
	TOTAL PREFERRED STOCKS
	(Cost $3,456,406)	$3,662,904
Principal Amount USD ($)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6% of Net Assets
4,100,000(d)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.342% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	$4,347,839
300,000(d)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.768% (SOFR30A + 475 bps), 1/25/51 (144A)	307,555
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $4,384,307)	$4,655,394
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5% of Net Assets
500,000(d)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.9% (1 Month USD LIBOR + 1,490 bps), 11/19/22 (144A)	$ 500,000
605,000(d)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 14.35% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	605,000
1,500,000(d)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.46% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	1,504,365
1,693,081(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	1,464,797
1,500,000(d)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 6.986% (1 Month USD LIBOR + 690 bps), 8/25/29	1,220,448
1,139,934(d)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.336% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	1,126,260
1,500,000(d)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.086% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	1,522,026
161,261	L1C 3/8L1 LLC, Series 2019-1, Class B, 8.5%, 11/1/22 (144A)	161,293
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	1,750,681
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $10,461,441)	$9,854,870
	CONVERTIBLE CORPORATE BONDS - 3.1% of Net Assets
	Banks - 0.0%†
IDR 1,422,679,000^	PT Bakrie & Brothers Tbk, 12/22/22	$ 9,812
	Total Banks	$ 9,812
	Chemicals - 1.4%
4,000,000(e)	Hercules LLC, 6.5%, 6/30/29	$4,015,000
	Total Chemicals	$4,015,000
	Entertainment - 0.5%
732,000(f)	DraftKings, Inc., 3/15/28 (144A)	$ 659,532
849,000	IMAX Corp., 0.5%, 4/1/26 (144A)	885,082
	Total Entertainment	$1,544,614
	Mining - 0.5%
1,050,000	Ivanhoe Mines, Ltd., 2.5%, 4/15/26 (144A)	$1,290,240
	Total Mining	$1,290,240
	Pharmaceuticals - 0.2%
1,300,000	Tricida, Inc., 3.5%, 5/15/27	$ 489,263
	Total Pharmaceuticals	$ 489,263
Principal Amount USD ($)		Value
	REITs - 0.1%
235,000	Summit Hotel Properties, Inc., 1.5%, 2/15/26	$ 242,168
	Total REITs	$ 242,168
	Retail - 0.2%
305,000	Cheesecake Factory, Inc., 0.375%, 6/15/26	$ 300,234
265,000	Vroom, Inc., 0.75%, 7/1/26 (144A)	273,745
	Total Retail	$ 573,979
	Software - 0.2%
675,000(f)	Everbridge, Inc., 3/15/26 (144A)	$ 689,344
	Total Software	$ 689,344
	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $7,959,116)	$8,854,420
	CORPORATE BONDS - 123.7% of Net Assets
	Advertising - 2.6%
200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$ 210,166
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.5%, 6/1/29 (144A)	2,163,853
900,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	942,768
3,940,000(g)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	3,989,250
	Total Advertising	$7,306,037
	Aerospace & Defense - 0.9%
1,210,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	$1,408,416
745,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	779,456
228,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	253,650
	Total Aerospace & Defense	$2,441,522
	Airlines - 3.3%
1,455,000	Delta Air Lines, Inc., 3.75%, 10/28/29	$1,454,052
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	416,688
1,380,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	1,519,380
3,960,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	4,162,752
EUR 2,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,960,327
	Total Airlines	$9,513,199
	Auto Manufacturers - 2.0%
1,650,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	$1,718,676
1,399,000	General Motors Co., 6.125%, 10/1/25	1,656,736
2,260,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	2,389,950
	Total Auto Manufacturers	$5,765,362
	Auto Parts & Equipment - 1.9%
2,000,000	American Axle & Manufacturing, Inc., 6.5%, 4/1/27	$2,118,160
1,798,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	1,939,089
1,195,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25	1,337,241
	Total Auto Parts & Equipment	$5,394,490
	Banks - 4.5%
825,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$ 837,375
600,000(b)(c)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)	679,500
1,800,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,977,750
700,000(b)(c)	Credit Suisse Group AG, 7.5% (5 Year USD Swap Rate + 460 bps) (144A)	776,538
815,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	820,094
1,931,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,996,171
1,680,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,753,500
675,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	773,293
2,250,000(b)(c)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,268,563
980,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	988,624
	Total Banks	$12,871,408
	Building Materials - 1.9%
1,333,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$1,427,976
470,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	504,075
745,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	772,006
424,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	437,568
2,062,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	2,229,476
150,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	159,365
	Total Building Materials	$5,530,466
	Chemicals - 4.3%
1,455,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	$1,569,581
2,250,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)	2,995,720
470,000	Olin Corp., 9.5%, 6/1/25 (144A)	585,150
2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	2,391,270
1,340,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	1,370,150
2,030,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,052,797
1,290,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	1,365,194
	Total Chemicals	$12,329,862
	Coal - 0.9%
2,429,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$2,522,638
	Total Coal	$2,522,638
	Commercial Services - 6.0%
495,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.0%, 6/1/29 (144A)	$ 501,826
350,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	371,081
1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	2,097,881
950,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,011,436
Principal Amount USD ($)		Value
	Commercial Services - (continued)
790,000	Atento Luxco 1 SA, 8.0%, 2/10/26 (144A)	$ 859,575
2,116,000	Garda World Security Corp., 6.0%, 6/1/29 (144A)	2,100,130
2,059,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	2,280,343
319,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	336,296
915,000	NESCO Holdings II, Inc., 5.5%, 4/15/29 (144A)	955,031
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,419,881
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,179,074
862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	908,333
	Total Commercial Services	$17,020,887
	Computers - 1.2%
555,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$ 569,263
1,810,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	1,852,988
175,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	194,031
730,000	NCR Corp., 5.0%, 10/1/28 (144A)	754,871
155,000	NCR Corp., 8.125%, 4/15/25 (144A)	169,493
	Total Computers	$3,540,646
	Diversified Financial Services - 9.7%
4,055,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	$4,343,919
2,150,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	2,090,203
1,240,000(h)	Avation Capital SA, 8.25% (9.0% PIK or 8.25% cash), 10/31/26 (144A)	1,027,650
340,000	Credito Real SAB de CV SOFOM ER, 8.0%, 1/21/28 (144A)	291,553
3,105,000	Credito Real SAB de CV SOFOM ER, 9.5%, 2/7/26 (144A)	2,887,681
EUR 480,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	592,235
GBP 820,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	1,178,294
2,147,628(h)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK or 6.50% cash), 9/15/24 (144A)	2,159,193
1,020,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	1,014,900
845,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	875,657
1,240,000	OneMain Finance Corp., 3.5%, 1/15/27	1,249,300
160,000	OneMain Finance Corp., 6.625%, 1/15/28	183,418
460,000	OneMain Finance Corp., 8.875%, 6/1/25	509,997
1,290,000	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,299,675
755,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	779,537
3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,457,688
1,225,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	1,224,718
2,395,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	2,611,029
	Total Diversified Financial Services	$27,776,647
	Electric - 3.1%
825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 952,058
1,010,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,174,125
2,240,000	NRG Energy, Inc., 6.625%, 1/15/27	2,318,893
950,000	NRG Energy, Inc., 7.25%, 5/15/26	984,775
1,001,273	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	1,066,356
1,520,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	1,422,279
1,100,000	Talen Energy Supply LLC, 10.5%, 1/15/26 (144A)	805,750
6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	6,225
	Total Electric	$8,730,461
	Electrical Components & Equipment - 0.5%
750,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 810,525
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	579,202
	Total Electrical Components & Equipment	$1,389,727
	Electronics - 0.1%
380,000	TTM Technologies, Inc., 4.0%, 3/1/29 (144A)	$ 382,303
	Total Electronics	$ 382,303
	Energy-Alternate Sources - 0.6%
1,575,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	$1,648,742
	Total Energy-Alternate Sources	$1,648,742
	Engineering & Construction - 1.4%
475,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.0%, 2/1/26 (144A)	$ 500,032
3,010,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	3,311,000
704,038(i)	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	200,651
	Total Engineering & Construction	$4,011,683
	Entertainment - 5.9%
768,000	AMC Entertainment Holdings, Inc., 10.5%, 4/24/26 (144A)	$ 833,280
2,264,138(h)	AMC Entertainment Holdings, Inc., 12.0% (12.0% PIK or 10.0% cash), 6/15/26 (144A)	2,317,911
455,000	Boyne USA, Inc., 4.75%, 5/15/29 (144A)	469,437
1,085,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	1,206,737
EUR 1,025,000	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	1,231,509
854,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	869,458
37,050(h)	Codere Finance 2 Luxembourg SA, 11.625% (7.125% PIK or 4.50% cash), 11/1/23 (144A)	26,858
380,000	International Game Technology Plc, 4.125%, 4/15/26 (144A)	395,675
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	450,300
656,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	735,540
1,265,000	Lions Gate Capital Holdings LLC, 5.5%, 4/15/29 (144A)	1,329,831
1,880,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	1,964,412
1,910,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	2,086,675
1,910,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	2,154,480
571,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	612,386
208,000	SeaWorld Parks & Entertainment, Inc., 9.5%, 8/1/25 (144A)	223,080
	Total Entertainment	$16,907,569
Principal Amount USD ($)		Value
	Environmental Control - 1.1%
1,691,000	Covanta Holding Corp., 6.0%, 1/1/27	$1,758,640
1,280,000	Tervita Corp., 11.0%, 12/1/25 (144A)	1,433,254
	Total Environmental Control	$3,191,894
	Food - 1.4%
531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.5%, 3/15/26 (144A)	$ 582,772
1,412,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	1,454,360
775,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	851,531
625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	702,350
460,000	United Natural Foods, Inc., 6.75%, 10/15/28 (144A)	495,034
	Total Food	$4,086,047
	Forest Products & Paper - 1.0%
2,035,000	Mercer International, Inc., 5.125%, 2/1/29 (144A)	$2,094,015
831,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	879,821
	Total Forest Products & Paper	$2,973,836
	Healthcare-Products - 0.9%
2,235,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$2,503,200
	Total Healthcare-Products	$2,503,200
	Healthcare-Services - 4.9%
610,000	AHP Health Partners, Inc., 5.75%, 7/15/29 (144A)	$ 618,387
1,425,000	Auna SAA, 6.5%, 11/20/25 (144A)	1,471,327
1,340,000	Centene Corp., 4.625%, 12/15/29	1,473,692
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	617,700
265,000	CHS/Community Health Systems, Inc., 6.0%, 1/15/29 (144A)	283,550
580,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	616,975
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	375,375
2,640,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,844,600
2,396,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	2,629,610
425,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	439,153
2,500,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	2,621,875
	Total Healthcare-Services	$13,992,244
	Home Builders - 1.9%
475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 490,437
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	1,282,420
1,680,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 4.875%, 2/15/30 (144A)	1,663,704
790,000	KB Home, 7.5%, 9/15/22	845,300
1,035,000	KB Home, 7.625%, 5/15/23	1,125,221
	Total Home Builders	$5,407,082
	Housewares - 0.1%
250,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 267,970
	Total Housewares	$ 267,970
	Insurance - 5.5%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$4,692,104
3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	4,401,189
3,000,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	4,667,719
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,903,026
	Total Insurance	$15,664,038
	Internet - 0.1%
205,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 238,344
	Total Internet	$ 238,344
	Iron & Steel - 2.0%
1,840,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$1,984,900
155,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	181,662
1,470,000	Commercial Metals Co., 5.375%, 7/15/27	1,554,525
1,860,000	TMS International Corp., 6.25%, 4/15/29 (144A)	1,953,000
	Total Iron & Steel	$5,674,087
	Leisure Time - 2.7%
215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 233,544
EUR 280,000	Carnival Corp., 7.625%, 3/1/26 (144A)	367,219
285,000	Carnival Corp., 10.5%, 2/1/26 (144A)	331,811
1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,356,513
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	377,262
EUR 350,000	Pinnacle Bidco Plc, 5.5%, 2/15/25 (144A)	424,993
745,000	Royal Caribbean Cruises, Ltd., 5.5%, 4/1/28 (144A)	780,239
270,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	296,325
638,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	735,295
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,776,050
165,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	166,650
	Total Leisure Time	$7,845,901
	Lodging - 2.7%
535,000	Boyd Gaming Corp., 4.75%, 6/15/31 (144A)	$ 555,881
880,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	970,085
950,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	957,315
910,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	918,072
815,000	Hyatt Hotels Corp., 5.375%, 4/23/25	920,477
390,000	Hyatt Hotels Corp., 5.75%, 4/23/30	473,859
325,000	Marriott International, Inc., 5.75%, 5/1/25	375,271
1,700,000	MGM Resorts International, 6.0%, 3/15/23	1,818,490
Principal Amount USD ($)		Value
	Lodging - (continued)
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	$ 821,425
	Total Lodging	$7,810,875
	Machinery-Construction & Mining - 0.3%
955,000	Terex Corp., 5.0%, 5/15/29 (144A)	$ 995,588
	Total Machinery-Construction & Mining	$ 995,588
	Machinery-Diversified - 0.5%
1,517,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$1,564,406
	Total Machinery-Diversified	$1,564,406
	Media - 3.4%
480,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$ 498,055
1,255,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 6/1/33 (144A)	1,284,191
2,050,000	Cengage Learning, Inc., 9.5%, 6/15/24 (144A)	2,098,688
825,000	CSC Holdings LLC, 5.0%, 11/15/31 (144A)	828,960
1,404,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	687,960
303,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	312,848
1,057,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	1,142,881
1,445,000	Summer BC Bidco B LLC, 5.5%, 10/31/26 (144A)	1,469,637
GBP 890,000	Virgin Media Vendor Financing Notes III, DAC, 4.875%, 7/15/28 (144A)	1,246,730
	Total Media	$9,569,950
	Mining - 3.4%
940,000	Arconic Corp., 6.125%, 2/15/28 (144A)	$1,008,357
1,240,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	1,227,600
375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	392,812
705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	768,238
1,750,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	1,783,915
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	736,980
2,548,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	2,828,280
1,000,000	Novelis Corp., 5.875%, 9/30/26 (144A)	1,040,255
	Total Mining	$9,786,437
	Miscellaneous Manufacturers - 0.4%
960,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$1,000,800
	Total Miscellaneous Manufacturers	$1,000,800
	Multi-National - 0.3%
IDR 10,330,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$ 749,602
	Total Multi-National	$ 749,602
	Oil & Gas - 11.9%
2,430,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$2,630,961
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	1,105,000
4,000,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	4,030,000
1,402,000	Cenovus Energy, Inc., 6.75%, 11/15/39	1,904,450
2,085,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	2,285,681
330,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/25 (144A)	353,100
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	879,053
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	1,052,925
250,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	258,842
1,535,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,635,274
1,280,000	Murphy Oil Corp., 6.375%, 7/15/28	1,349,568
2,000,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	2,053,400
2,010,000	Occidental Petroleum Corp., 4.4%, 4/15/46	1,930,605
1,331,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	911,735
1,145,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	1,153,462
1,245,000	Petroleos Mexicanos, 6.875%, 10/16/25 (144A)	1,378,215
1,100,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	1,133,000
2,269,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,802,720
1,015,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	1,047,988
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	2,177,298
2,015,000	Vine Energy Holdings LLC, 6.75%, 4/15/29 (144A)	2,122,732
1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	704,400
ARS 15,750,000	YPF SA, 16.5%, 5/9/22 (144A)	148,080
	Total Oil & Gas	$34,048,489
	Oil & Gas Services - 2.4%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 401,905
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,741,209
1,940,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	1,716,900
1,175,000	TechnipFMC Plc, 6.5%, 2/1/26 (144A)	1,268,908
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	751,001
	Total Oil & Gas Services	$6,879,923
	Packaging & Containers - 0.9%
1,087,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	$1,121,241
1,500,000	Greif, Inc., 6.5%, 3/1/27 (144A)	1,582,050
	Total Packaging & Containers	$2,703,291
	Pharmaceuticals - 3.4%
1,005,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$1,092,335
535,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	551,050
535,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	546,722
1,970,000	Endo, DAC/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	1,328,479
1,376,000	Endo, DAC/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	1,403,520
1,000,000	Jazz Securities, DAC, 4.375%, 1/15/29 (144A)	1,036,800
965,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	1,013,250
Principal Amount USD ($)		Value
	Pharmaceuticals - (continued)
579,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	$ 592,027
2,080,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	2,072,699
	Total Pharmaceuticals	$9,636,882
	Pipelines - 7.3%
910,000	DCP Midstream Operating LP, 5.6%, 4/1/44	$1,001,000
1,175,000(c)	DCP Midstream Operating LP, 5.85% (3 Month USD LIBOR + 385 bps), 5/21/43 (144A)	1,086,875
1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,243,275
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,118,300
1,524,000(d)	Energy Transfer LP, 3.193% (3 Month USD LIBOR + 302 bps), 11/1/66	1,224,298
1,965,000(b)(c)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	2,028,862
925,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	968,790
248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	213,280
270,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	239,625
717,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	648,885
770,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	808,981
421,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	446,260
1,760,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	1,911,360
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,270,635
1,850,000	ONEOK, Inc., 6.875%, 9/30/28	2,349,754
1,885,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	1,852,013
1,801,000	Williams Cos., Inc., 5.75%, 6/24/44	2,362,851
	Total Pipelines	$20,775,044
	Real Estate - 0.2%
655,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 1/15/29 (144A)	$ 684,730
	Total Real Estate	$ 684,730
	REITs - 1.9%
1,363,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	$1,459,037
3,676,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	3,928,725
	Total REITs	$5,387,762
	Retail - 4.1%
1,240,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$1,227,600
320,000	Ambience Merger Sub, Inc., 4.875%, 7/15/28 (144A)	321,200
520,000	Ambience Merger Sub, Inc., 7.125%, 7/15/29 (144A)	524,550
589,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	615,505
400,000	Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/29 (144A)	411,000
1,045,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	1,055,680
470,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)	507,445
1,625,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	1,876,875
1,365,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	1,399,125
615,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	661,389
405,000	Park River Holdings, Inc., 5.625%, 2/1/29 (144A)	393,812
880,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	939,400
475,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29 (144A)	522,391
275,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	283,005
798,000	Staples, Inc., 7.5%, 4/15/26 (144A)	827,925
	Total Retail	$11,566,902
	Software - 0.5%
1,350,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	$1,385,438
	Total Software	$1,385,438
	Telecommunications - 5.0%
1,495,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$1,483,381
1,169,000	Altice France Holding SA, 10.5%, 5/15/27 (144A)	1,299,051
270,000	Altice France SA, 5.125%, 1/15/29 (144A)	271,350
1,075,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	1,130,094
559,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	570,879
119,296	Digicel International Finance, Ltd./Digicel international Holdings, Ltd., 8.0%, 12/31/26 (144A)	116,910
298,833	Digicel International Finance, Ltd./Digicel international Holdings, Ltd., 8.75%, 5/25/24 (144A)	311,160
163,968(h)	Digicel International Finance, Ltd./Digicel international Holdings, Ltd., 13.0% (7.0% PIK or 6.0% cash), 12/31/25 (144A)	164,378
1,050,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	1,086,802
1,700,000	Lumen Technologies, Inc., 5.625%, 4/1/25	1,840,250
3,080,000	Sprint Corp., 7.125%, 6/15/24	3,553,550
41,000	Sprint Corp., 7.625%, 3/1/26	50,020
2,385,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,456,550
	Total Telecommunications	$14,334,375
	Transportation - 2.4%
1,375,000	Danaos Corp., 8.5%, 3/1/28 (144A)	$1,507,784
1,500,000	Seaspan Corp., 6.5%, 4/29/26 (144A)	1,580,625
1,240,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	1,326,800
2,055,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	2,349,666
	Total Transportation	$6,764,875
	Trucking & Leasing - 0.3%
690,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 797,813
	Total Trucking & Leasing	$ 797,813
	TOTAL CORPORATE BONDS
	(Cost $326,636,079)	$353,371,474
Principal Amount USD ($)		Value
	FOREIGN GOVERNMENT BONDS - 1.3% of Net Assets
	Bahrain - 0.4%
1,055,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$1,068,188
	Total Bahrain	$1,068,188
	Mexico - 0.7%
MXN 38,420,700	Mexican Bonos, 8.0%, 12/7/23	$2,019,659
	Total Mexico	$2,019,659
	Russia - 0.2%
522,000(g)	Russian Government International Bond, 7.5%, 3/31/30	$ 600,300
	Total Russia	$ 600,300
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $3,490,661)	$3,688,147
Face Amount USD ($)
	INSURANCE-LINKED SECURITIES - 0.4% of Net Assets#
	Collateralized Reinsurance - 0.1%
	Multiperil - U.S. - 0.0%†
500,000+(j)	Dingle Re 2019, 2/1/22	$ 10,263
	Multiperil - Worldwide - 0.1%
500,000+(a)(j)	Cypress Re 2017, 1/31/22	$ 50
324,897+(a)(j)	Gloucester Re 2018, 2/28/22	57,182
54,000+(j)	Limestone Re, 3/1/23 (144A)	32,065
12,000+(j)	Limestone Re 2016-1, 8/31/21	675
12,000+(j)	Limestone Re 2016-1, 8/31/21	675
277,770+(a)(j)	Oyster Bay Re 2018, 1/31/22	252,104
400,000+(a)(j)	Resilience Re, 10/6/21 (144A)	–
		$ 342,751
	Total Collateralized Reinsurance	$ 353,014
	Reinsurance Sidecars - 0.3%
	Multiperil - U.S. - 0.0%†
1,000,000+(a)(j)	Carnoustie Re 2017, 11/30/21	$ 131,800
500,000+(a)(k)	Harambee Re 2018, 12/31/21	1,400
600,000+(k)	Harambee Re 2019, 12/31/22	3,060
		$ 136,260
	Multiperil - Worldwide - 0.3%
3,037+(k)	Alturas Re 2019-2, 3/10/22	$ 4,170
24,550+(k)	Alturas Re 2019-3, 9/12/23	19,876
162,311+(a)(j)	Alturas Re 2020-1A, 3/10/23 (144A)	65,703
29,558+(k)	Alturas Re 2020-2, 3/10/23	35,529
1,167,977+(a)(j)	Berwick Re 2018-1, 12/31/21	112,222
834,446+(a)(j)	Berwick Re 2019-1, 12/31/22	99,716
1,000+(j)	Limestone Re 2018, 3/1/22	–
500,000+(a)(k)	Lorenz Re 2018, 7/1/22	2,550
499,318+(a)(k)	Lorenz Re 2019, 6/30/22	54,775
500,000+(a)(j)	Merion Re 2018-2, 12/31/21	82,750
1,000,000+(j)	Pangaea Re 2016-2, 11/30/21	1,783
500,000+(a)(j)	Pangaea Re 2018-1, 12/31/21	10,527
1,000,000+(a)(j)	Pangaea Re 2018-3, 7/1/22	20,743
409,624+(a)(j)	Pangaea Re 2019-1, 2/1/23	8,535
735,313+(a)(j)	Pangaea Re 2019-3, 7/1/23	26,450
300,000+(a)(j)	Sector Re V, 12/1/23 (144A)	62,863
20,000+(a)(j)	Sector Re V, 12/1/24 (144A)	54,101
250,000+(j)	Sussex Re 2020-1, 12/31/22	12,575
500,000+(a)(j)	Versutus Re 2018, 12/31/21	–
441,274+(j)	Versutus Re 2019-A, 12/31/21	11,297
58,727+(j)	Versutus Re 2019-B, 12/31/21	1,433
253,645+(a)(j)	Woburn Re 2018, 12/31/21	18,618
244,914+(a)(j)	Woburn Re 2019, 12/31/22	72,421
		$ 778,637
	Total Reinsurance Sidecars	$ 914,897
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $1,982,341)	$1,267,911
Principal Amount USD ($)
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.8% of Net Assets*(d)
	Aerospace & Defense - 0.6%
1,140,000	Grupo Aeroméxico, SAB De CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	$1,148,550
484,166	Grupo Aeroméxico, SAB De CV, DIP Tranche 2 Term Loan, 15.5% (LIBOR + 1,450 bps), 12/31/21	496,876
	Total Aerospace & Defense	$1,645,426
	Airlines - 0.1%
375,000	AAdvantage Loyality IP, Ltd., Initial Term Loan, 5.5% (LIBOR + 475 bps), 4/20/28	$ 391,406
	Total Airlines	$ 391,406
	Diversified & Conglomerate Service - 0.9%
1,421,958	First Brands Group LLC, First Lien 2021 Term Loan, 6.0% (LIBOR + 500 bps), 3/30/27	$1,440,621
Principal Amount USD ($)		Value
	Diversified & Conglomerate Service - (continued)
1,075,157	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$1,046,357
	Total Diversified & Conglomerate Service	$2,486,978
	Entertainment & Leisure - 0.9%
2,681,063	Enterprise Development Authority, Term B Loan, 5.0% (LIBOR + 425 bps), 2/28/28	$2,694,468
	Total Entertainment & Leisure	$2,694,468
	Healthcare, Education & Childcare - 0.1%
199,500	Surgery Center Holdings, Inc. 2021 New Term Loan, 4.5% (LIBOR + 375 bps), 8/31/26	$ 200,607
	Total Healthcare, Education & Childcare	$ 200,607
	Securities & Trusts - 0.5%
1,377,847	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$1,501,853
99,850	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	108,836
	Total Securities & Trusts	$1,610,689
	Telecommunications - 0.7%
1,965,000	Commscope, Inc., Initial Term Loan, 3.354% (LIBOR + 325 bps), 4/6/26	$1,958,859
	Total Telecommunications	$1,958,859
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $10,549,487)	$10,988,433
Shares
	RIGHTS/WARRANTS - 0.1% of Net Assets
	Health Care Providers & Services - 0.0%†
1,819,798(l)	ANR, Inc., 3/31/23	$ 7,461
	Total Health Care Providers & Services	$ 7,461
	Oil, Gas & Consumable Fuels - 0.0%†
354(a)(m)	Alpha Metallurgical Resources, Inc., 7/26/23	$ 1,190
	Total Oil, Gas & Consumable Fuels	$ 1,190
	Transportation - 0.1%
10,071^(n)	Syncreon Group, 10/1/24	$ 254,494
	Total Transportation	$ 254,494
	TOTAL RIGHTS/WARRANTS
	(Cost $308,610)	$ 263,145

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
1,650,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR	23,405	EUR	1.17	2/4/22	$ 18,345

	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $23,405)							$ 18,345
	TOTAL OPTIONS PURCHASED
	(Premiums paid $23,405)							$ 18,345
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 141.0%
	(Cost $375,101,746)							$402,662,510

	OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN - (0.0)%†
(1,650,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR	23,405	EUR	1.25	2/4/22	$ (7,507)

	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
	(Premiums received $(23,405))							$ (7,507)

	OTHER ASSETS AND LIABILITIES - (41.0)%							$(117,116,326)
	NET ASSETS - 100.0%							$285,538,677

r

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2021, the value of these securities amounted to $298,622,607, or 104.6% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2021.
(d)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2021.
(e)	Security is priced as a unit.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2021.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is in default.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	ANR, Inc., 3/31/23 warrants are exercisable into 1,819,798 shares.
(m)	Alpha Metallurgical Resources, Inc., 7/26/23 warrants are exercisable into 354 shares.
(n)	Syncreon Group, 10/1/24 warrants are exercisable into 10,071 shares.

(o)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	73.1%
	Canada	7.3
	Luxembourg	2.8
	United Kingdom	2.0
	Mexico	1.8
	Bermuda	1.5
	Ireland	1.4
	Netherlands	1.3
	Turkey	1.0
	Other (individually less than 1%)	7.8
		100.0%

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$ 3,037	$ 4,170
Alturas Re 2019-3	6/26/2019	24,550	19,876
Alturas Re 2020-1A	12/27/2019	162,311	65,703
Alturas Re 2020-2	1/1/2020	29,558	35,529
Berwick Re 2018-1	1/29/2018	192,596	112,222
Berwick Re 2019-1	12/31/2018	99,709	99,716
Carnoustie Re 2017	1/3/2017	237,757	131,800
Cypress Re 2017	1/24/2017	1,681	50
Dingle Re 2019	3/4/2019	–	10,263
Gloucester Re 2018	1/2/2018	52,650	57,182
Harambee Re 2018	12/19/2017	25,201	1,400
Harambee Re 2019	12/20/2018	–	3,060
Limestone Re	6/20/2018	359	32,065
Limestone Re 2016-1	12/15/2016	990	675
Limestone Re 2016-1	12/15/2016	990	675
Limestone Re 2018	6/20/2018	1,000	–
Lorenz Re 2018	6/26/2018	107,335	2,550
Lorenz Re 2019	6/26/2019	158,424	54,775
Merion Re 2018-2	12/28/2017	20,576	82,750
Oyster Bay Re 2018	1/17/2018	247,922	252,104
Pangaea Re 2016-2	5/31/2016	–	1,783
Pangaea Re 2018-1	12/26/2017	71,503	10,527
Pangaea Re 2018-3	5/31/2018	240,861	20,743
Pangaea Re 2019-1	1/9/2019	4,301	8,535
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Resilience Re	4/13/2017	1,307	–
Sector Re V	12/4/2018	101,639	62,863
Sector Re V	1/1/2020	20,000	54,101
Sussex Re 2020-1	1/23/2020	–	12,575
Versutus Re 2018	1/31/2018	330	–
Versutus Re 2019-A	1/28/2019	–	11,297
Versutus Re 2019-B	12/24/2018	–	1,433
Woburn Re 2018	3/20/2018	89,763	18,618
Woburn Re 2019	2/14/2019	63,932	72,421
Total Restricted Securities			$1,267,911
% of Net assets			0.4%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	2,944	EUR	(293)	Goldman Sachs International	7/6/21	$ (6)
USD	1,419,307	EUR	(1,160,000)	Goldman Sachs International	8/26/21	43,539
EUR	6,050,000	USD	(7,320,622)	HSBC Bank USA NA	7/27/21	(149,699)
EUR	2,900,000	USD	(3,468,593)	HSBC Bank USA NA	9/28/21	(26,673)
NOK	7,297,056	EUR	(724,885)	HSBC Bank USA NA	7/6/21	(12,497)
USD	941,764	EUR	(773,000)	HSBC Bank USA NA	8/26/21	24,980
USD	63,230	EUR	(52,000)	State Street Bank & Trust Co.	7/27/21	1,595
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(118,761)

Schedule of Investments | June 30, 2021 (unaudited) (continued)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2021, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$372,878	$595,031	$–	$967,909
Specialty Retail	–	–	104,409	104,409
All Other Common Stock	2,523,213	–	–	2,523,213
Convertible Preferred Stock	2,441,936	–	–	2,441,936
Preferred Stocks
Diversified Financial Services	–	3,292,500	–	3,292,500
Internet	–	131,959	–	131,959
All Other Preferred Stock	238,445	–	–	238,445
Collateralized Mortgage Obligations	–	4,655,394	–	4,655,394
Commercial Mortgage-Backed Securities	–	9,854,870	–	9,854,870
Convertible Corporate Bonds	–	8,854,420	–	8,854,420
Corporate Bonds	–	353,371,474	–	353,371,474
Foreign Government Bonds	–	3,688,147	–	3,688,147
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	10,263	10,263
Multiperil - Worldwide	–	–	342,751	342,751
Reinsurance Sidecars
Multiperil - U.S.	–	–	136,260	136,260
Multiperil - Worldwide	–	–	778,637	778,637
Senior Secured Floating Rate Loan Interests	–	10,988,433	–	10,988,433
Rights/Warrants
Health Care Providers & Services	–	7,461	–	7,461
Transportation	–	254,494	–	254,494
All Other Right/Warrant	1,190	–	–	1,190
Over The Counter (OTC) Currency Put Option Purchased	–	18,345	–	18,345
Total Investments in Securities	$5,577,662	$395,712,528	$1,372,320	$402,662,510
Other Financial Instruments
Credit agreement(a)	$–	$(125,000,000)	$–	$(125,000,000)
Over The Counter (OTC) Currency Call Option Written	–	(7,507)	–	(7,507)
Net unrealized depreciation on forward foreign currency exchange contracts	–	(118,761)	–	(118,761)
Total Other Financial Instruments	$–	$(125,126,268)	$–	$(125,126,268)

(a) The Trust may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 3/31/21	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in and out of Level 3 categories*	Balance as of 6/30/21
Common Stocks
Oil, Gas & Consumable Fuels	$ 599,029	$ --	$ 60,199	$ --	$ --	$ --	$ (659,228)	$ --
Specialty Retail	104,409	--	--	--	--	--	--	104,409
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	10,263	--	--	--	--	--	--	10,263
Multiperil - Worldwide	385,906	--	5,570	--	(48,725)	--	--	342,751
Reinsurance Sidecars
Multiperil - U.S.	138,640	--	(2,154)	--	(226)	--	--	136,260
Multiperil - Worldwide	815,472	(33,874)	19,171	--	(22,132)	--	--	778,637
Total	$ 2,053,719	$ (33,874)	$ 82,786	$ --	$ (71,083)	$ --	$ (659,228)	$ 1,372,320

Schedule of Investments | June 30, 2021 (unaudited) (continued)

*
Transfers are calculated on the beginning of period values. During the three months ended June 30, 2021, an investment having a value of $659,228 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2021: $21,459.